Trade and Other Receivables (Details Textual) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Trade And Other Receivables
Non-current receivables due	4 years	4 years
Percentage of trade receivables related to leases and services	98.80%	98.10%
Leases and services receivables	$ 311,571	$ 121,756
Percentage of trade receivables related to residual activities	0.60%	0.70%
Loss on impairment of consumer financing receivable	$ 7,057	$ 13,058
Percentage of trade receivables related to sale of properties	0.60%	1.20%
Agreement for assumption of debt	$ 181,744	$ 183,675